Note 51 - Consolidated Statement Of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2019
Consolidated statements of cash flows
Table Of Consolidated Statement Of CashFlow
Liabilities from financing activities (Millions of Euros)
	December 31, 2018	Cash flows	Non-cash changes				December 31, 2019
			Acquisition	Disposal	Foreign exchange movement	Fair value changes
Liabilities at amortized cost: Debt certificates	61,112	2,643	-	-	209	-	63,963
Of which: Issuances of subordinated liabilities (*)	17,635	(190)	-	-	229	-	17,675

Liabilities from financing activities (Millions of Euros)
	December 31, 2017	Cash flows	Non-cash changes				December 31, 2018
			Acquisition	Disposal	Foreign exchange movement	Fair value changes
Liabilities at amortized cost: Debt certificates	61,649	2,152	-	(1,828)	(862)	-	61,112
Of which: Issuances of subordinated liabilities (*)	17,443	857	-	(694)	29	-	17,635